Taxes (Details) - Schedule of Loss Before Income Taxes and the Actual Provision of Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loss Before Income Taxes and the Actual Provision of Income Taxes [Abstract]
Loss before income taxes	$ (32,920,950)	$ (22,315,432)	$ (8,950,913)
PRC EIT rate	25.00%	25.00%	25.00%
Income taxes computed at statutory EIT rate	$ (8,230,238)	$ (5,578,858)	$ (2,237,728)
Reconciling items:
Effect of tax holiday and preferential tax rate	(338)	1,274,465	169,657
Effect of changes in tax rate	(1,194,103)
Effect of tax rates in foreign jurisdictions	1,117,727	1,497,723	728,965
Effect of non-deductible share-based compensation		536,450	682,492
Effect of true up on net operating loss in the tax returns	687,460
Effect of non-deductible expense	6,277	13,917	4,403
Super deduction of qualified R&D expenditures			(107,975)
Changes in valuation allowance	7,076,539	2,919,231	1,206,097
Income tax (benefit) expense	$ (226)	$ 808,970	$ (236,581)
Effective tax rate	0.00%	(3.63%)	2.64%